Parent Company Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note 22: Parent Company Financial Information

The condensed financial statement for Howard Bancorp, Inc. (Parent Only) is presented below:

Howard Bancorp, Inc.

Balance Sheets

	December 31,
(in thousands)	2014	2013
ASSETS
Cash and cash equivalents	$1,356	$1,865
Loans, net of unearned income	-	-
Allowance for credit losses	-	-
Net loans	-	-
Investment in subsidiaries	59,166	47,744
Other assets	71	68
Total assets	$60,593	$49,677

LIABILITIES
Short-term borrowings	$874	$981
Other Liabilities	76	72
Total liabilities	950	1,053

SHAREHOLDERS' EQUITY
Preferred stock—par value $0.01
(liquidation preference of $1,000 per share) authorized 5,000,000; shares issued and outstanding 12,562 series AA shares at December 31, 2014 and December 31, 2013, net of issuance cost	12,562	12,562
Common stock - par value of $0.01 authorized 10,000,000 shares; issued and outstanding 4,145,547 shares at December 31, 2014 and 4,095,650 December 31, 2013	41	41
Capital surplus	38,360	37,607
Retained earnings/(accumulated deficit)	8,696	(1,590)
Accumulated other comprehensive (loss) income, net	(16)	4
Total shareholders’ equity	59,643	48,624
Total liabilities and shareholders’equity	$60,593	$49,677

Statements of Operations

	For the year ended
	December 31,
(in thousands)	2014	2013	2012
INTEREST INCOME
Interest and fees on loans	$-	$11	$3
INTEREST EXPENSE
Short-term borrowings	6	5	7
NET INTEREST INCOME/(EXPENSE)	(6)	6	(4)
Provision for credit losses	-	(3)	3
Net interest expense after provision for credit losses	(6)	9	(7)
NONINTEREST EXPENSE
Compensation and benefits	192	86	83
Other operating expense	228	223	147
Total noninterest expense	420	309	230
Loss before income tax and equity in undistributed income of subsidiary	(426)	(300)	(237)
Income tax benefit	(145)	-	(2)
Loss before equity in undistributed income of subsidiary	(281)	(300)	(235)
Equity in undistributed income of subsidiary	10,693	2,261	1,856
Net income	$10,412	$1,961	$1,621
Preferred stock dividends	126	165	616
Net income available to common shareholders	$10,286	$1,796	$1,005

Statements of Cash Flows

	Year Ended December 31,
(in thousands)	2014	2013	2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$10,412	$1,961	$1,621
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Provision for credit losses	-	(3)	3
Deferred income taxes (benefits)	1	-	(1)
Share-based compensation	246	124	105
Equity in undistributed income of subsidiary	(10,693)	(2,245)	(1,857)
Increase in other assets	(3)	(22)	(1)
Increase (decrease) in other liabilities	4	(109)	(145)
Net cash provided (used) by operating activities	(33)	(294)	(275)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net decrease (increase) in loans outstanding	-	250	(250)
Investment in subsidiary	(750)	(8,500)	-
Net cash used in investing activities	(750)	(8,250)	(250)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increasein short-term borrowings	(107)	605	(802)
Net proceeds from issuance of common stock, net of cost	507	-	8,980
Cash dividends on preferred stock	(126)	(165)	(616)
Net cash (used in) provided by financing activities	274	440	7,562
Net (decrease) increase in cash and cash equivalents	(509)	(8,104)	7,037
Cash and cash equivalents at beginning of period	1,865	9,969	2,932
Cash and cash equivalents at end of period	$1,356	$1,865	$9,969